Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of comprehensive income [abstract]
Profit for the period	€ 28.9	€ 32.7
Other comprehensive income/(loss):
Actuarial gains on defined benefit pension plans	1.3	8.4
Taxation credit/(charge) on remeasurement of defined benefit pension plans	0.6	(2.3)
Items not reclassified to the Statement of Profit or Loss	1.9	6.1
Exchange differences on translation of foreign operations	0.8	(2.0)
Cash flow hedges	13.9	(10.3)
Taxation (charge)/credit relating to components of other comprehensive income	(5.0)	3.5
Items that may be subsequently reclassified to the Statement of Profit or Loss	9.7	(8.8)
Other comprehensive income/(loss) for the period, net of tax	11.6	(2.7)
Total comprehensive income for the period	€ 40.5	€ 30.0